Trade payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Schedule of Trade Payables
	December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Open accounts	22,378	24,396	6,960
Checks payables	1,096	254	341
	23,474	24,650	7,301